RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of major related parties and their relationships with the Group

Name of related parties	Relationship with the group
360 Security Technology Inc. (“360 Group”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Shanghai Qibutianxia Information Technology Co., Ltd. (“Qibutianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qicaitianxia Technology Co., Ltd. (“Qicaitianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qihu Technology Co., Ltd. (“Qihu”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Jinshang Consumer Finance Co.,Ltd. (“Jinshang”) (1)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Zixuan Information Technology Co., Ltd. (“Beijing Zixuan”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifei Xiangyi Consultation Co., Ltd (“ Beijing Qifei”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Hangzhou Qifei Huachuang Technology Co, Ltd (“Hangzhou Qifei”)	Investee of the Group
Shanghai Jiehu Internet Technology Co., Ltd. (“Shanghai Jiehu”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Kincheng Bank of Tianjin Co., Ltd. (“Kincheng Bank”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Tianjin Yujie Technology Co., Ltd. (“Yujie”) (2)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Hongying Information Technology Co., Ltd. (“Hongying”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Shareholders	Shareholders of the Group
Others	Entities controlled by Mr. Zhou, the Chairman of the Group
(1)	In January 2023, Mr. Zhou ceased to directly or indirectly have equity interests in Jinshang and as a result, Jinshang subsequently ceased to be a related party to the Company.
(2)	In September 2023, the Company acquired 100% equity interest in Yujie, and Yujie became a consolidated subsidiary of the Company.

Schedule of transactions with related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Referral service fee charged by Yujie	347,585	355,803	119,737
Bandwidth service fee charged by Qihu	108,743	128,607	117,983
Brand fees charged by Qihu	23,585	47,168	94,340
Referral service fee charged by Qihu	19,789	2,423	9,550
Rental expenses charged by Beijing Qifei	—	—	—
Rental expenses charged by Hongying	11,899	13,655	11,815
Corporate expenses allocated from Qibutianxia	7,075	—	—
Others	4,378	4,550	2,661
Total	523,054	552,206	356,086

Schedule of services provided to the related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Referral service fee charged from Kincheng Bank	—	109,469	8,601
Loan facilitation services fee charged from Kincheng Bank	1,574,456	382,496	65,903
Loan facilitation services fee charged from Jinshang	219,513	137,118	—
Loan facilitation services fee charged from Beijing Zixuan	37	—	—
Post-facilitation services fee charged from Kincheng Bank	297,489	434,886	139,213
Post-facilitation services fee charged from Jinshang	69,398	67,936	—
Post-facilitation services fee charged from Beijing Zixuan	56	—	—
Revenue from releasing of guarantee liabilities from Kincheng Bank	—	8,843	42,499
Others	17,612	58,490	45,552
Total	2,178,561	1,199,238	301,768

Schedule of amounts due from related parties

	December 31,	December 31,
	2022	2023
	RMB	RMB
Kincheng Bank	239,270	47,172
Jinshang	162,784	—
Others	26,054	2,414
Total	428,108	49,586

Schedule of amounts due to related parties

	December 31,	December 31,
	2022	2023
	RMB	RMB
Qibutianxia	1,656	1,656
Qihu	103,868	63,562
Others	8,173	15,158
Total	113,697	80,376